Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Summary financial data by segment
Summary financial data by segment follows:
	Year Ended December 31, 2012
(dollars in millions)	DPS	V&M		PCS	Corporate & Other		Consolidated

Revenues	$4,871.3		$2,142.2	$1,488.6	$	−	$8,502.1
Depreciation and amortization	$149.9		$41.4	$36.9		$26.5	$254.7
Interest, net	$–	$	−	$–		$90.4	$90.4
Income (loss) before income taxes	$712.3		$425.8	$147.1		$(347.2)	$938.0
Capital expenditures	$300.0		$29.9	$28.5		$68.8	$427.2
Total assets	$6,005.1		$1,773.0	$2,576.9		$803.2	$11,158.2

	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$1,234.5	$–	$6,959.0
Depreciation and amortization	$111.4	$40.3	$37.9	$17.0	$206.6
Interest, net	$–	$–	$–	$84.0	$84.0
Income (loss) before income taxes	$685.6	$294.1	$116.0	$(444.6)	$651.1
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

	Year Ended December 31, 2010
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$3,718.3	$1,273.3	$1,143.2	$–	$6,134.8
Depreciation and amortization	$93.0	$42.4	$54.9	$11.3	$201.6
Interest, net	$–	$–	$–	$78.0	$78.0
Income (loss) before income taxes	$666.7	$188.0	$131.9	$(253.3)	$733.3
Capital expenditures	$104.6	$35.3	$19.7	$41.1	$200.7
Total assets	$3,570.1	$1,299.7	$1,750.8	$1,384.5	$8,005.1

Revenue by shipping location and long-lived assets by country
Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Revenues:
United States	$4,670.5	$3,868.2	$3,281.5
United Kingdom	616.0	741.2	1,041.0
Other foreign countries	3,215.6	2,349.6	1,812.3

Total revenues	$8,502.1	$6,959.0	$6,134.8

	December 31,
(dollars in millions)	2012	2011	2010

Long-lived assets:
United States	$2,531.7	$2,411.8	$1,896.6
United Kingdom	170.2	167.4	197.7
Other foreign countries	1,322.9	845.4	885.3

Total long-lived assets	$4,024.8	$3,424.6	$2,979.6